THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
COMMON STOCKS (94.6%)
BASIC INDUSTRIES (6.4%)
AGRICULTURE (0.0%)
Agribrands International, Inc.+..................        8,020   $     274,685
                                                                 -------------

CHEMICALS (3.9%)
Dow Chemical Co..................................       22,100       2,140,937
E.I. du Pont de Nemours & Co.(s).................      219,100      16,870,700
Rohm & Haas Co...................................      117,600      12,921,300
                                                                 -------------
                                                                    31,932,937
                                                                 -------------
FOREST PRODUCTS & PAPER (1.2%)
Temple-Inland, Inc...............................      173,500      10,193,125
                                                                 -------------
METALS & MINING (1.3%)
Allegheny Teledyne, Inc..........................      444,572      10,336,299
                                                                 -------------
  TOTAL BASIC INDUSTRIES.........................                   52,737,046
                                                                 -------------

CONSUMER GOODS & SERVICES (21.1%)
AUTOMOTIVE (0.5%)
Chrysler Corp....................................       81,100       4,511,187
                                                                 -------------
BROADCASTING & PUBLISHING (1.9%)
Comcast Corp., Class A...........................      214,500       7,353,328
Tele-Communications TCI Ventures Group+..........      470,242       8,185,150
                                                                 -------------
                                                                    15,538,478
                                                                 -------------
ENTERTAINMENT, LEISURE & MEDIA (3.2%)
Hasbro, Inc......................................      153,400       5,867,550
International Game Technology....................      270,300       6,673,031
Seagram Company Ltd..............................      322,300      14,161,056
                                                                 -------------
                                                                    26,701,637
                                                                 -------------

FOOD, BEVERAGES & TOBACCO (7.7%)
Anheuser Busch Companies, Inc....................      296,900      13,638,844
General Mills, Inc...............................      102,500       6,995,625
PepsiCo, Inc.....................................      285,400      11,647,887
Philip Morris Companies, Inc.....................      455,200      17,013,100
Ralston-Ralston Purina Group.....................       79,900       8,893,869
Unilever NV (ADR)................................       70,000       5,525,625
                                                                 -------------
                                                                    63,714,950
                                                                 -------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------

HOUSEHOLD PRODUCTS (1.7%)
Procter & Gamble Co..............................      162,260   $  13,619,699
                                                                 -------------

RETAIL (6.1%)
Circuit City Stores, Inc.........................      302,100      12,801,487
Federated Department Stores, Inc.+...............      157,000       8,134,562
Gap, Inc.........................................      173,000       9,342,000
Kmart Corp.+.....................................      455,400       8,823,375
Toys 'R' Us, Inc.+...............................      249,100       6,601,150
Wal-Mart Stores, Inc.............................       90,200       4,977,912
                                                                 -------------
                                                                    50,680,486
                                                                 -------------
  TOTAL CONSUMER GOODS & SERVICES................                  174,766,437
                                                                 -------------

ENERGY (8.9%)
OIL-PRODUCTION (8.3%)
Atlantic Richfield Co............................      106,100       8,368,637
British Petroleum Co. (ADR)......................       91,697       8,126,647
Exxon Corp.......................................      218,200      15,383,100
Mobil Corp.......................................      144,400      11,263,200
Phillips Petroleum Co............................      168,400       8,430,525
Tosco Corp.......................................      526,400      16,713,200
                                                                 -------------
                                                                    68,285,309
                                                                 -------------

OIL-SERVICES (0.6%)
Cooper Cameron Corp.+............................       81,500       4,849,250
                                                                 -------------
  TOTAL ENERGY...................................                   73,134,559
                                                                 -------------

FINANCE (15.8%)
BANKING (4.7%)
Astoria Financial Corp...........................       70,600       3,885,206
First Union Corp.................................      251,700      13,922,156
Long Island Bancorp, Inc.........................       55,300       3,416,503
NationsBank Corp.................................      168,400      12,756,300
Washington Mutual, Inc...........................       73,100       5,169,541
                                                                 -------------
                                                                    39,149,706
                                                                 -------------

FINANCIAL SERVICES (5.8%)
Associates First Capital Corp., Class A..........      112,300       8,401,444
Citicorp(s)......................................       57,200       8,529,950
Federal National Mortgage Association............      270,400      16,190,200

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
FINANCIAL SERVICES (CONTINUED)
Providian Financial Corp.........................       92,000   $   5,853,500
Travelers Group, Inc.............................      142,018       8,663,098
                                                                 -------------
                                                                    47,638,192
                                                                 -------------
INSURANCE (3.3%)
Ambac Financial Group, Inc.......................      152,700       8,350,781
American International Group, Inc.(s)............       26,200       3,243,887
Marsh & McLennan Companies, Inc..................       92,000       8,055,750
UNUM Corp........................................      141,100       7,839,869
                                                                 -------------
                                                                    27,490,287
                                                                 -------------

REAL ESTATE INVESTMENT TRUSTS (2.0%)
Equity Office Properties Trust...................       27,200         747,987
Starwood Hotels & Resorts........................      337,000      15,902,187
                                                                 -------------
                                                                    16,650,174
                                                                 -------------
  TOTAL FINANCE..................................                  130,928,359
                                                                 -------------
HEALTHCARE (13.0%)
HEALTH SERVICES (4.3%)
Humana, Inc.+....................................      306,400       9,517,550
Perkin-Elmer Corp................................      160,900      11,021,650
United Healthcare Corp...........................      230,000      14,720,000
                                                                 -------------
                                                                    35,259,200
                                                                 -------------
MEDICAL SUPPLIES (0.6%)
Bausch & Lomb, Inc...............................      101,000       5,031,062
                                                                 -------------

PHARMACEUTICALS (8.1%)
Alza Corp.+......................................      240,300      11,624,513
American Home Products Corp......................      360,000      17,392,500
Bristol-Myers Squibb Co..........................      199,700      21,467,750
Crescendo Pharmaceuticals Corp.+.................       11,895         150,174
Warner-Lambert Co................................      259,800      16,578,488
                                                                 -------------
                                                                    67,213,425
                                                                 -------------
  TOTAL HEALTHCARE...............................                  107,503,687
                                                                 -------------
              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------

INDUSTRIAL PRODUCTS & SERVICES (6.2%)
DIVERSIFIED MANUFACTURING (4.4%)
AlliedSignal, Inc................................      276,600   $  11,824,650
Cooper Industries, Inc...........................      171,100      11,014,563
Tyco International Ltd...........................      243,046      13,458,672
                                                                 -------------
                                                                    36,297,885
                                                                 -------------

POLLUTION CONTROL (1.8%)
Waste Management, Inc............................      452,900      14,719,250
                                                                 -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                   51,017,135
                                                                 -------------

TECHNOLOGY (13.3%)
AEROSPACE (2.3%)
Boeing Co........................................      275,900      13,139,738
Coltec Industries, Inc.+.........................      264,025       5,891,058
                                                                 -------------
                                                                    19,030,796
                                                                 -------------

COMPUTER PERIPHERALS (1.9%)
EMC Corp.+.......................................      388,500      16,098,469
                                                                 -------------

COMPUTER SOFTWARE (2.3%)
Autodesk, Inc....................................      109,000       4,639,313
Computer Associates International, Inc...........      140,400       7,371,000
Oracle Corp.+....................................      289,700       6,835,109
                                                                 -------------
                                                                    18,845,422
                                                                 -------------

COMPUTER SYSTEMS (3.3%)
International Business Machines Corp.............      120,000      14,085,000
Sun Microsystems, Inc.+..........................      336,800      13,482,525
                                                                 -------------
                                                                    27,567,525
                                                                 -------------

ELECTRONICS (2.8%)
Bay Networks, Inc.+..............................      432,400      11,972,075
Cabletron Systems, Inc.+.........................       68,600         883,225
Cisco Systems, Inc.+.............................       71,000       5,362,719
Sensormatic Electronics Corp.....................      407,800       5,224,938
                                                                 -------------
                                                                    23,442,957
                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
SEMICONDUCTORS (0.4%)
General Semiconductor, Inc.+.....................      127,000   $   1,714,500
Texas Instruments, Inc...........................       35,000       1,798,125
                                                                 -------------
                                                                     3,512,625
                                                                 -------------

TELECOMMUNICATIONS-EQUIPMENT (0.3%)
Commscope, Inc.+.................................      171,633       2,660,312
                                                                 -------------
  TOTAL TECHNOLOGY...............................                  111,158,106
                                                                 -------------

TRANSPORTATION (1.9%)
RAILROADS (1.9%)
Union Pacific Corp...............................      319,900      15,475,163
                                                                 -------------

UTILITIES (8.0%)
ELECTRIC (2.1%)
Central & South West Corp........................      321,600       8,502,300
Northern States Power Co.........................       81,700       4,646,688
Texas Utilities Co...............................      103,500       4,088,250
                                                                 -------------
                                                                    17,237,238
                                                                 -------------

GAS-PIPELINES (0.6%)
Columbia Energy Group(s).........................       57,900       4,885,313
                                                                 -------------
TELEPHONE (5.3%)
GTE Corp.........................................      272,500      15,890,156
SBC Communications, Inc..........................      266,000      10,340,750
WorldCom, Inc.+..................................      381,700      17,379,278
                                                                 -------------
                                                                    43,610,184
                                                                 -------------
  TOTAL UTILITIES................................                   65,732,735
                                                                 -------------
  TOTAL COMMON STOCKS (COST $628,795,186)........                  782,453,227
                                                                 -------------

CONVERTIBLE PREFERRED STOCKS (1.0%)
TRANSPORTATION (1.0%)
RAILROADS (1.0%)
Union Pacific Capital Trust, 6.25% due 04/01/28
  (144A)
  (cost $8,000,000)+.............................      160,000       7,960,000
                                                                 -------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
SHORT-TERM INVESTMENTS (3.8%)
REPURCHASE AGREEMENT (3.7%)
Goldman Sachs Repurchase Agreement 5.50% dated
  05/29/98, due 06/01/98, proceeds $30,597,017
  (collateralized by $30,687,386 various mortgage
  notes, 5.24% - 7.36% due 11/10/98 - 11/21/16,
  valued at $31,194,883). (cost $30,583,000).....  $ 30,583,000   $  30,583,000
                                                                  -------------

U.S. TREASURY OBLIGATIONS (0.1%)
U.S. Treasury Bill 4.85% due 07/09/98 (cost
  $989,959)(s)...................................       995,000         989,959
                                                                  -------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $31,572,959)..................................                    31,572,959
                                                                  -------------
TOTAL INVESTMENTS (COST $668,368,145) (99.4%)..................
                                                                    821,986,186
OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)...................
                                                                      5,317,538
                                                                  -------------
NET ASSETS (100.0%)............................................   $ 827,303,724
                                                                  -------------
                                                                  -------------

------------------------------
Note: Based on the cost of securities of $670,450,134 for Federal Income Tax purposes at May 31, 1998, the aggregate gross unrealized appreciation and depreciation was $164,833,674 and $13,297,622, respectively, resulting in net unrealized appreciation of $151,536,052.

+ - Non income producing security.

(s) - Security is fully segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. Total market value of securities segregated is $34,519,809.

144A - Securities restricted for resale to Qualified Institutional Buyers.

ADR - American Depositary Receipt.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $668,368,145)           $821,986,186
Cash                                                         38
Receivable for Investments Sold                       8,812,341
Dividends Receivable                                  1,431,378
Interest Receivable                                      14,017
Prepaid Trustees' Fees                                    2,807
Prepaid Expenses and Other Assets                         3,849
                                                   ------------
    Total Assets                                    832,250,616
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     4,445,086
Advisory Fee Payable                                    285,944
Variation Margin Payable                                161,035
Custody Fee Payable                                      31,136
Administrative Services Fee Payable                      20,740
Administration Fee Payable                                1,564
Fund Services Fee Payable                                   769
Accrued Expenses                                            618
                                                   ------------
    Total Liabilities                                 4,946,892
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $827,303,724
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED MAY 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $85,857 )                                                  $ 12,070,213
Interest Income                                                    1,003,198
                                                                ------------
    Investment Income                                             13,073,411
EXPENSES
Advisory Fee                                       $3,534,791
Administrative Services Fee                           265,956
Custodian Fees and Expenses                           181,907
Professional Fees and Expenses                         50,177
Fund Services Fee                                      30,613
Administration Fee                                     18,971
Printing Expenses                                      15,438
Trustees' Fees and Expenses                            14,756
Insurance Expense                                       3,413
Miscellaneous                                              79
                                                   ----------
    Total Expenses                                                 4,116,101
                                                                ------------
NET INVESTMENT INCOME                                              8,957,310

NET REALIZED GAIN ON INVESTMENTS
    (including $104,591 net realized gain from
     futures contracts)                                          211,793,953

NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS
    (including $403,490 in unrealized
     depreciation from futures contracts)                         (9,192,276)
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $211,558,987
                                                                ------------
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL   FOR THE FISCAL
                                                     YEAR ENDED       YEAR ENDED
                                                    MAY 31, 1998     MAY 31, 1997
                                                   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    8,957,310   $   11,014,128
Net Realized Gain on Investments                      211,793,953      114,253,160
Net Change in Unrealized Appreciation of
  Investments                                          (9,192,276)      54,102,181
                                                   --------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                      211,558,987      179,369,469
                                                   --------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         171,037,121      205,179,647
Withdrawals                                          (414,552,601)    (244,500,948)
                                                   --------------   --------------
    Net Decrease from Investors' Transactions        (243,515,480)     (39,321,301)
                                                   --------------   --------------
    Total Increase (Decrease) in Net Assets           (31,956,493)     140,048,168
NET ASSETS
Beginning of Fiscal Year                              859,260,217      719,212,049
                                                   --------------   --------------
End of Fiscal Year                                 $  827,303,724   $  859,260,217
                                                   --------------   --------------
                                                   --------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                       FOR THE PERIOD
                                                    FOR THE FISCAL YEAR ENDED MAY       JULY 19, 1993
                                                                 31,                  (COMMENCEMENT OF
                                                   -------------------------------   OPERATIONS) THROUGH
                                                    1998     1997    1996    1995       MAY 31, 1994
                                                   ------   ------   -----   -----   -------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                           0.47%    0.47%   0.46%   0.51%                0.53%(a)
  Net Investment Income                              1.01%    1.44%   2.20%   2.12%                1.79%(a)
Portfolio Turnover                                    106%      99%     85%     71%                  76%+

------------------------
(a) Annualized.

+ Portfolio turnover is for the twelve month period ended May 31, 1994, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Equity Fund, for the period June 1, 1993 to June 18, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Equity Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The portfolio commenced operations on July 19, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $209,477,219 on that date from The Pierpont Equity Fund in exchange for a beneficial interest in the portfolio. At that date, net unrealized appreciation of $12,039,552 was included in the contributed securities. On October 31, 1993, the portfolio received a contribution of securities and certain assets and liabilities, with a market value and cost of $128,337,342 from the JPM North America Fund, Ltd., in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is to provide a high total return from a portfolio of selected equity securities. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

   b) The portfolio's custodian (or designated subcustodians, as the case may be under tri-party repurchase agreements,) takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------
      income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      SUMMARY OF OPEN CONTRACTS AT MAY 31, 1998

                                                                    NET UNREALIZED   CURRENT MARKET VALUE
                                                   CONTRACTS LONG   (DEPRECIATION)        OF FUTURES
                                                   --------------   --------------   --------------------
S & P 500, expiring June 1998....................             85    $    (269,088)   $        23,179,500
S & P 500, expiring September 1998...............             17         (134,402)             4,686,475
                                                   --------------   --------------   --------------------
Totals...........................................            102    $    (403,490)   $        27,865,975
                                                   --------------   --------------   --------------------
                                                   --------------   --------------   --------------------

   e) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 0.40% of the portfolio's average daily net assets. For the fiscal year ended May 31, 1998, such fees amounted to $3,534,791.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------
      compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended May 31, 1998, the fee for these services amounted to $18,971.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as advisor (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the portfolio, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended May 31, 1998, the fee for these services amounted to $265,956.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $30,613 for the fiscal year ended May 31, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds (formerly The JPM Pierpont Funds), the J.P. Morgan Institutional Funds (formerly The JPM Institutional Funds), the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $6,400.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended May 31, 1998 were as follows:

COST OF                PROCEEDS
   PURCHASES          FROM SALES
-----------------   --------------
$907,251,208......  $1,031,134,808

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

5. OTHER MATTERS

On January 25, 1998, the portfolio received a withdrawal request in the amount of $132,735,628 as discussed in Note 5 of the fund's Notes to Financial Statements which are included elsewhere in this report. This amount is included in Withdrawals shown on the Statement of Changes in Net Assets. The withdrawal which was made in-kind by transferring certain assets and liabilities, including securities, directly to a non-U.S. fund resulted in a net realized gain on transfer of securities in the amount of $30,736,878, which is included in the Net Realized Gain on Investments in the Statement of Operations.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The U.S. Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The U.S. Equity Portfolio (the "Portfolio") at May 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the four years in the period then ended and for the period July 19, 1993 (commencement of operations) through May 31, 1994, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
July 17, 1998